UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number: 811-06260

Quaker Investment Trust

(Exact name of Registrant as specified in charter)

________

261 North University Drive

Suite 520

Plantation, FL 33324

(Address of principal executive offices) (Zip code)

261 North University Drive

Suite 520

Plantation, FL 33324

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-272-0007

Date of fiscal year end: June 30, 2023

Date of reporting period: December 31, 2022

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Report to Stockholders.

A copy of the report transmitted to Stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1) is attached hereto.

Semi-Annual Report 2022

QUAKER INVESTMENT TRUST

December 31, 2022

CCM Core Impact Equity Fund

CCM Small/Mid-Cap Impact Value Fund

1	Quaker Investment Trust

TABLE OF CONTENTS

Disclosures of Fund Expenses	2
Fund Profile	4
Schedules of Investments	6
Statements of Assets and Liabilities	13
Statements of Operations	15
Statements of Changes in Net Assets	17
Financial Highlights	19
Notes to Financial Statements	25
Approval of Advisory Agreement	35
Liquidity Risk Management Program	40
Additional Information	42

2	Quaker Investment Trust

Disclosure of Fund Expenses December 31, 2022

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2022 and held for the six-month period ended December 31, 2022.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

(Unaudited)	3

	Beginning Account Value 7/01/22	Ending Account Value 12/31/22	Expenses Paid During Period*
CCM Core Impact Equity Fund(1)
Actual Fund Return
Advisor Class Shares	$1,000.00	$1,004.10	$10.30
Institutional Class Shares	1,000.00	1,005.50	9.05
Hypothetical 5% Return
Advisor Class Shares	$1,000.00	$1,014.92	$10.36
Institutional Class Shares	1,000.00	1,016.18	9.10
CCM Small/Mid-Cap Impact Value Fund(2)
Actual Fund Return
Advisor Class Shares	$1,000.00	$1,019.80	$7.94
Institutional Class Shares	1,000.00	1,021.10	6.67
Hypothetical 5% Return
Advisor Class Shares	$1,000.00	$1,017.34	$7.93
Institutional Class Shares	1,000.00	1,018.60	6.67

*	Expenses are equal to the annualized six month expense ratio multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period).

(1) Expenses are equal to the annualized expense ratio of 2.04% and 1.79% for the Advisor Class Shares and the Institutional Class Shares, respectively.

(2) Expenses are equal to the annualized expense ratio of 1.56% and 1.31% for the Advisor Class Shares and the Institutional Class Shares, respectively.

4	Quaker Investment Trust

Fund Profile December 31, 2022

CCM Core Impact Equity Fund

Top Ten Holdings*
(% of Net Assets)
Microsoft	5.14%
NextEra Energy Partners	3.71%
Quanta Services	3.37%
Alphabet, Cl A	3.17%
Global Payments	3.12%
Cigna	3.10%
Electronic Arts	3.05%
Elevance Health	2.86%
Unilever PLC ADR	2.85%
AmerisourceBergen, Cl A	2.76%
33.13%

*	Excludes Short-Term Investments.

Asset Allocation**
(% of Net Assets)
Communication Services	8.75%
Consumer Discretionary	6.94%
Consumer Staples	6.76%
Energy	1.88%
Financials	14.39%
Health Care	19.92%
Industrials	9.14%
Information Technology	19.75%
Materials	1.88%
Money Market Fund	2.05%
Real Estate	1.65%
Utilities	6.95%
Liabilities in Excess of Other Assets	(0.06)%
100.00%

**	Excludes derivatives.

(Unaudited)	5

Fund Profile December 31, 2022

CCM Small/Mid-Cap Impact Value Fund

Top Ten Holdings*
(% of Net Assets)
NextEra Energy Partners	4.63%
Berry Global Group	4.21%
Universal Health Services, Cl B	3.92%
Raymond James Financial	3.56%
WP Carey	3.41%
Ameriprise Financial	3.39%
TD SYNNEX	3.16%
Financial Institutions	3.10%
Quanta Services	3.02%
Hingham Institution For Savings	2.99%
35.39%

*	Excludes Short-Term Investments.

Asset Allocation**
(% of Net Assets)
Communication Services	2.22%
Consumer Discretionary	10.83%
Consumer Staples	2.55%
Energy	2.63%
Financials	23.87%
Health Care	10.57%
Industrials	12.20%
Information Technology	7.52%
Materials	4.21%
Money Market Fund	3.35%
Real Estate	10.62%
Utilities	9.40%
Other Assets in Excess of Liabilities	0.03%
100.00%

**	Excludes derivatives.

6	CCM Core Impact Equity Fund

Schedule of Investments December 31, 2022

	Shares	Value
COMMON STOCK - 97.99%
Communication Services - 8.75%
Entertainment Software - 3.05%
Electronic Arts	13,200	$1,612,776
Web Portals/Internet Service Providers - 5.70%
Alphabet, Cl A (a)	19,000	1,676,370
Alphabet, Cl C (a)	15,100	1,339,823
		4,628,969
Consumer Discretionary - 6.94%
Building-Residential/Commercial - 2.07%
Lennar, Cl B	10,000	747,800
NVR (a)	75	345,944
Retail-Automobile - 3.84%
Asbury Automotive Group (a)	5,400	967,950
Lithia Motors, Cl A	5,200	1,064,648
Retail-Restaurants - 1.03%
Jack in the Box	8,000	545,840
		3,672,182
Consumer Staples - 6.76%
Brewery - 1.45%
Constellation Brands, Cl A	3,300	764,775
Cosmetics &Toiletries - 2.85%
Unilever PLC ADR	30,000	1,510,500
Food-Confectionery - 2.46%
Mondelez International, Cl A	19,500	1,299,675
		3,574,950
Energy - 1.88%
Energy-Alternate Sources - 1.88%
Enviva	18,840	997,955
Financials - 14.39%
Commercial Banks - Eastern US - 2.14%
Financial Institutions	24,823	604,688
Signature Bank NY	4,600	530,012
Finance-Credit Card - 2.31%
Discover Financial Services	12,500	1,222,875
Investment Management/Advisory Services - 4.63%
Ameriprise Financial	4,000	1,245,480
BlackRock, Cl A	1,700	1,204,671
Life/Health Insurance - 0.06%
F&G Annuities & Life	1,536	30,736
Property/Casualty Insurance - 5.25%
Assurant	6,250	781,625
Berkshire Hathaway, Cl B (a)	3,700	1,142,930
Fidelity National Financial	22,600	850,212
		7,613,229
Health Care - 19.92%
Diagnostic Equipment - 1.56%
Thermo Fisher Scientific	1,500	826,035

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Shares	Value
COMMON STOCK — continued
Medical Instruments - 2.71%
Boston Scientific (a)	31,000	$1,434,370
Medical Labs&Testing Srv - 4.37%
Charles River Laboratories International (a)	5,000	1,089,500
Laboratory Corp of America Holdings	5,200	1,224,496
Medical-Health Maintenance Organization - 2.86%
Elevance Health	2,950	1,513,261
Medical-Hospitals - 2.56%
Universal Health Services, Cl B	9,600	1,352,544
Medical-Wholesale Drug Distributors - 2.76%
AmerisourceBergen, Cl A	8,800	1,458,248
Pharmacy Services - 3.10%
Cigna	4,950	1,640,133
		10,538,587
Industrials - 9.12%
Airport Develop/Maint - 1.39%
Grupo Aeroportuario del Pacifico	5,100	733,431
Building & Construction Products-Miscellaneous - 1.22%
Owens Corning	7,600	648,280
Commercial Services - 3.37%
Quanta Services	12,500	1,781,250
Diversified Manufact Op - 2.20%
Parker-Hannifin	4,000	1,164,000
Machinery - Pumps - 0.94%
Zurn Elkay Water Solutions	23,500	497,025
		4,823,986
Information Technology - 19.75%
Applications Software - 6.17%
Intuit	1,400	544,908
Microsoft	11,350	2,721,957
Commercial Service-Finance - 5.20%
FleetCor Technologies (a)	6,000	1,102,080
Global Payments	16,600	1,648,712
Data Processing/Management - 2.18%
Fiserv (a)	11,400	1,152,198
Electronic Components-Semiconducters - 2.75%
Broadcom	2,600	1,453,738
Electronic Forms - 1.30%
Adobe (a)	2,050	689,886
Electronic Parts Distributors - 2.15%
TD SYNNEX	12,000	1,136,520
		10,449,999
Materials - 1.88%
Containers-Paper/Plastic - 1.88%
Berry Global Group	16,500	997,095
Real Estate - 1.65%
REITS-Diversified - 1.65%
WP Carey	11,200	875,280

The accompanying notes are an integral part of the financial statements.

8	CCM Core Impact Equity Fund

	Shares	Value
COMMON STOCK — continued
Utilities - 6.95%
Electric-Generation - 0.96%
Brookfield Renewable Partners	20,000	$506,800
Electric-Integrated - 1.73%
CMS Energy	10,000	633,300
Dominion Energy	4,600	282,072
Energy-Alternate Sources - 3.71%
NextEra Energy Partners	28,000	1,962,520
Water - 0.55%
Veolia Environnement	11,300	290,975
		3,675,667
TOTAL COMMON STOCK
(Cost $45,938,436)		51,847,899

ESCROW SHARES - 0.02%
Industrials - 0.02%
Airlines - 0.02%
American Airlines Escrow (a) (b)	218,835	6,565
TOTAL ESCROW SHARES
(Cost $24,535)		6,565

SHORT-TERM INVESTMENT - 2.05%
Money Market Fund - 2.05%
First American Government Obligations Fund, Cl X, 4.10%, (c) (d)	1,085,564	1,085,564
TOTAL SHORT-TERM INVESTMENT
(Cost $1,085,564)		1,085,564
Total Investments (Cost $47,048,535) - 100.06%		$52,940,028
Liabilities in Excess of Other Assets, Net - (0.06)%		(29,666)
NET ASSETS - 100.00%		$52,910,362

(a)	Non-income producing security.
(b)	Level 3 security in accordance with fair value hierarchy.
(c)	The rate shown is the 7-day effective yield as of December 31, 2022.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company
REIT — Real Estate investment Trust

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2022:

Assets	Level 1	Level 2	Level 3*	Total
Common Stock	$51,847,899	$—	$—	$51,847,899
Escrow Shares	—	—	6,565	6,565
Short-Term Investment	1,085,564	—	—	1,085,564
Total Investments in Securities	$52,933,463	$—	$6,565	$52,940,028

*

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

The accompanying notes are an integral part of the financial statements.

10	CCM Small/Mid-Cap Impact Value Fund

Schedule of Investments December 31, 2022

	Shares	Value
COMMON STOCK - 96.62%
Communication Services - 2.22%
Advertising Agencies - 2.22%
Omnicom Group	4,500	$367,065
Consumer Discretionary - 10.83%
Building-Residential/Commercial - 2.32%
Lennar, Cl B	2,650	198,167
NVR (a)	40	184,503
Recreational Vehicles - 2.10%
Brunswick	4,800	345,984
Retail-Automobile - 4.76%
Asbury Automotive Group (a)	2,700	483,975
Lithia Motors, Cl A	1,475	301,992
Retail-Restaurants - 1.65%
Jack in the Box	4,000	272,920
		1,787,541
Consumer Staples - 2.55%
Beverages-Non-alcoholic - 1.60%
Coca-Cola Femsa ADR	3,900	264,732
Pastoral&Agricultural - 0.95%
Darling Ingredients (a)	2,500	156,475
		421,207
Energy - 2.63%
Energy-Alternate Sources - 2.63%
Enviva	8,200	434,354
Financials - 23.87%
Commercial Banks - Eastern US - 4.07%
Financial Institutions	21,000	511,560
Signature Bank NY	1,390	160,156
Commercial Banks - Southern US - 2.39%
First Citizens BancShares, Cl A	520	394,347
Finance-Credit Card - 2.25%
Discover Financial Services	3,800	371,754
Investment Management/Advisory Services - 6.95%
Ameriprise Financial	1,800	560,466
Raymond James Financial	5,500	587,675
Life/Health Insurance - 1.30%
F&G Annuities & Life	10,695	214,007
Property/Casualty Insurance - 3.92%
Assurant	1,940	242,617
Fidelity National Financial	10,750	404,415
Savings & Loans/Thrifts - Eastern US - 2.99%
Hingham Institution For Savings	1,790	493,968
		3,940,965
Health Care - 10.57%
Medical Labs&Testing Srv - 4.55%
Charles River Laboratories International (a)	1,500	326,850
Laboratory Corp of America Holdings	1,800	423,864

The accompanying notes are an integral part of the financial statements.

(Unaudited)	11

	Shares	Value
COMMON STOCK — continued
Medical-Health Maintenance Organization - 2.10%
Molina Healthcare (a)	1,050	$346,731
Medical-Hospitals - 3.92%
Nobilis Health (a) (b) (c)	38,393	—
Universal Health Services, Cl B	4,600	648,094
		1,745,539
Industrials - 12.20%
Airport Develop/Maint - 2.00%
Grupo Aeroportuario del Pacifico	2,300	330,763
Building & Construction Products-Miscellaneous - 2.71%
Owens Corning	5,250	447,825
Commercial Services - 3.02%
Quanta Services	3,500	498,750
Diversified Manufact Op - 2.21%
Parker-Hannifin	1,250	363,750
Machinery - Pumps - 0.87%
Zurn Elkay Water Solutions	6,800	143,820
Machinery-General Indust - 1.39%
ATS (a)	7,400	230,034
		2,014,942
Information Technology - 7.52%
Commercial Service-Finance - 2.78%
FleetCor Technologies (a)	2,500	459,200
Electronic Parts Distributors - 3.16%
TD SYNNEX	5,500	520,905
Enterprise Software/Services - 1.58%
SS&C Technologies Holdings	5,000	260,300
		1,240,405
Materials - 4.21%
Containers-Paper/Plastic - 4.21%
Berry Global Group	11,500	694,945
Real Estate - 10.62%
REITS-Diversified - 3.41%
WP Carey	7,200	562,680
REITS-Office Property - 4.49%
Alexandria Real Estate Equities	2,250	327,757
Highwoods Properties	14,800	414,104
REITS-Single Tenant - 2.72%
National Retail Properties	9,800	448,448
		1,752,989
Utilities - 9.40%
Electric-Generation - 3.20%
Clearway Energy, Cl A	4,000	119,680
Clearway Energy, Cl C	12,800	407,936
Electric-Integrated - 1.57%
CMS Energy	4,100	259,653

The accompanying notes are an integral part of the financial statements.

12	CCM Small/Mid-Cap Impact Value Fund

	Shares	Value
COMMON STOCK — continued
Energy-Alternate Sources - 4.63%
NextEra Energy Partners	10,900	$763,981
		1,551,250
TOTAL COMMON STOCK
(Cost $15,727,027)		15,951,202

SHORT-TERM INVESTMENT - 3.35%
Money Market Fund - 3.35%
First American Government Obligations Fund, Cl X, 4.10%, (d) (e)	553,292	553,292
TOTAL SHORT-TERM INVESTMENT
(Cost $553,292)		553,292
Total Investments (Cost $16,280,319) - 99.97%		$16,504,494
Other Assets Exceeding Liabilities, Net - 0.03%		4,470
NET ASSETS - 100.00%		$16,508,964

(a)	Non-income producing security.
(b)	Level 3 security in accordance with fair value hierarchy.
(c)	The rate shown is the 7-day effective yield as of December 31, 2022.

ADR — American Depositary Receipt
Cl — Class
REIT — Real Estate investment Trust

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2022:

Assets	Level 1	Level 2	Level 3*		Total
Common Stock	$15,951,202	$—	$—	(1)	$15,951,202
Short-Term Investment	553,292	—	—		553,292
Total Investments in Securities	$16,504,494	$—	$—		$16,504,494

*

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

(1)	Level 3 security valued at zero.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	13

Statements of Assets and Liabilities as of December 31, 2022

CCM Core Impact Equity Fund
Assets:
Investments, at fair value (identified cost — $47,048,535)	$52,940,028
Cash	32,601
Receivables:
Dividends and interest	34,316
Capital shares sold	6,878
Reclaims	1,204
Prepaid expenses	75,059
Total Assets	53,090,086
Liabilities:
Payables:
Printing fees	41,018
Investment advisory fees	34,805
Miscellaneous Fees	17,025
Legal Fees	16,127
Transfer agent fees	15,585
Trustees' fees	14,582
Audit fees	11,676
Distribution fees — Advisor Class Shares	9,731
Shareholder servicing fees	9,008
Capital shares redeemed	3,187
Administration fees	2,320
Other accrued expenses	4,660
Total Liabilities	$179,724
Net Assets:	$52,910,362
Net Assets consist of:
Paid-in capital	$46,889,372
Total distributable earnings	6,020,990
Net Assets	$52,910,362
Net Assets — Advisor Class Shares (Unlimited shares of beneficial interest with no par value authorized; 1,440,363 shares outstanding)	$44,334,899
Net Assets — Institutional Class Shares (Unlimited shares of beneficial interest with no par value authorized; 256,314 shares outstanding)	$8,575,463
Net Asset Value, offering and redemption price per share — Advisor Class Shares	$30.78
Net Asset Value, offering and redemption price per share — Institutional Class Shares	$33.46

The accompanying notes are an integral part of the financial statements.

14	Quaker Investment Trust

Statements of Assets and Liabilities as of December 31, 2022

CCM Small/Mid-Cap Impact Value Fund
Assets:
Investments, at fair value (identified cost — $16,280,319)	$16,504,494
Cash	4,913
Receivables:
Dividends and interest	25,696
Due from Chief Compliance Officer	2,294
Due from Advisor	1,188
Capital shares sold	744
Prepaid expenses	22,294
Total Assets	16,561,623
Liabilities:
Payables:
Printing fees	17,638
Transfer agent fees	10,073
Miscellaneous Fees	5,158
Legal Fees	4,856
Trustees' fees	4,477
Audit fees	3,637
Shareholder servicing fees	2,343
Administration fees	2,123
Distribution fees — Advisor Class Shares	1,121
Other accrued expenses	1,233
Total Liabilities	$52,659
Net Assets:	$16,508,964
Net Assets consist of:
Paid-in capital	$18,524,613
Total distributable loss	(2,015,649)
Net Assets	$16,508,964
Net Assets — Advisor Class Shares (Unlimited shares of beneficial interest with no par value authorized; 333,494 shares outstanding)	$5,193,733
Net Assets — Institutional Class Shares (Unlimited shares of beneficial interest with no par value authorized; 655,208 shares outstanding)	$11,315,231
Net Asset Value, offering and redemption price per share — Advisor Class Shares	$15.57
Net Asset Value, offering and redemption price per share — Institutional Class Shares	$17.27

The accompanying notes are an integral part of the financial statements.

(Unaudited)	15

Statements of Operations for the period ended December 31, 2022

CCM Core Impact Equity Fund
Investment Income:
Dividends	$467,567
Interest	29,430
Less: Foreign Taxes Withheld	(3,713)
Total investment income	493,284
Expenses:
Investment advisory fees	214,895
Distribution fees — Advisor Class Shares	60,006
Shareholder Servicing Fees	28,103
Insurance expense	47,394
Legal Fess	36,171
Transfer agent fees	34,654
Trustees' fees	28,995
Printing fees	27,262
Chief Compliance Officer fees	27,029
Registration and filing expenses	26,430
Accounting and administration fees	14,327
Audit Fees	11,675
Custodian fees	2,718
Other	12,120
Total expenses	571,779
Less:
Net expenses	571,779
Net investment income	(78,495)
Realized and unrealized gain (loss) on:
Net realized gain (loss) on investments	236,604
Net change in unrealized appreciation (depreciation) on investments	188,410
Net realized and unrealized gain	425,014
Net increase in net assets resulting from operations:	$346,519

The accompanying notes are an integral part of the financial statements.

16	Quaker Investment Trust

Statements of Operations for the period ended December 31, 2022

CCM Small/Mid-Cap Impact Value Fund
Investment Income:
Dividends	$239,880
Interest	7,585
Less: Foreign Taxes Withheld	(1,267)
Total investment income	246,198
Expenses:
Investment advisory fees	78,577
Distribution fees — Advisor Class Shares	7,147
Shareholder Servicing Fees	6,957
Transfer agent fees	26,254
Insurance expense	14,133
Accounting and administration fees	12,603
Legal Fess	11,052
Chief Compliance Officer fees	9,267
Trustees' fees	8,813
Printing fees	8,399
Registration and filing expenses	8,195
Audit Fees	3,637
Custodian fees	2,437
Other	3,717
Total expenses	201,188
Less:
Investment advisory fees waived	(78,577)
Reimbursement from advisor	(1,326)
Net expenses	121,285
Net investment income	124,913
Realized and unrealized gain (loss) on:
Net realized loss on investments	(195,086)
Net realized gain on foreign currency transactions	285
Net realized gain (loss)	(194,801)
Unrealized appreciation (depreciation) on:
Net change in unrealized appreciation/(depreciation) on investments	426,928
Net unrealized appreciation (depreciation)	426,928
Net realized and unrealized gain (loss)	232,127
Net increase in net assets resulting from operations:	$357,040

The accompanying notes are an integral part of the financial statements.

(Unaudited)	17

Statements of Changes in Net Assets

	CCM Core Impact Equity Fund
	For the Six-Month Period Ended December 31, 2022 (Unaudited)	For the Fiscal Year Ended June 30, 2022
Operations:
Net investment income (loss)	$(78,495)	$(488,218)
Net realized gain (loss)	236,604	10,564,974
Net change in unrealized gain (loss)	188,410	(18,281,427)
Net increase (decrease) in net assets resulting from operations	346,519	(8,204,671)
Distributions
Advisor Class Shares	(8,608,881)	(8,671,674)
Institutional Class Shares	(1,575,868)	(1,606,507)
Total distributions	(10,184,749)	(10,278,181)
Capital share transactions:
Advisor Class Shares
Shares issued	194,405	904,148
Shares reinvested	7,896,515	7,910,266
Shares redeemed	(3,148,316)	(5,299,133)
	4,942,604	3,515,281
Institutional Class Shares
Shares issued	230,670	314,889
Shares reinvested	1,449,368	1,542,918
Shares redeemed	(713,070)	(1,404,529)
	966,968	453,278
Increase in net assets from capital share transactions	5,909,572	3,968,559
Decrease in net assets	(3,928,658)	(14,514,293)
Net Assets:
Beginning of period/year	56,839,020	71,353,313
End of period/year	$52,910,362	$56,839,020
Share Transactions:
Advisor Class Shares
Shares Issued	5,006	18,499
Shares reinvested	255,468	167,271
Shares redeemed	(81,668)	(110,817)
	178,806	74,953
Institutional Class Shares
Shares Issued	5,675	6,078
Shares reinvested	43,136	30,553
Shares redeemed	(18,107)	(28,174)
	30,704	8,457
Increase in shares	209,510	83,410

The accompanying notes are an integral part of the financial statements.

18	Quaker Investment Trust

Statements of Changes in Net Assets

	CCM Small/Mid-Cap Impact Value Fund
	For the Six-Month Period Ended December 31, 2022 (Unaudited)	For the Fiscal Year Ended June 30, 2022
Operations:
Net investment income (loss)	$124,913	$44,365
Net realized gain (loss)	(194,801)	937,968
Net change in unrealized gain (loss)	426,928	(2,487,324)
Net increase (decrease) in net assets resulting from operations	357,040	(1,504,991)
Distributions
Advisor Class Shares	(41,735)	—
Institutional Class Shares	(84,056)	—
Total distributions	(125,791)	—
Capital share transactions:
Advisor Class Shares
Shares issued	170,457	912,653
Shares reinvested	38,635	—
Shares redeemed	(611,080)	(1,540,365)
	(401,988)	(627,712)
Institutional Class Shares
Shares issued	460,038	633,560
Shares reinvested	81,071	—
Shares redeemed	(617,968)	(934,832)
	(76,859)	(301,272)
Decrease in net assets from capital share transactions	(478,847)	(928,984)
Decrease in net assets	(247,598)	(2,433,975)
Net Assets:
Beginning of period/year	16,756,562	19,190,537
End of period/year	$16,508,964	$16,756,562
Share Transactions:
Advisor Class Shares
Shares Issued	10,529	50,746
Shares reinvested	2,470	—
Shares redeemed	(38,509)	(85,087)
	(25,510)	(34,341)
Institutional Class Shares
Shares Issued	26,312	32,275
Shares reinvested	4,675	—
Shares redeemed	(34,850)	(46,873)
	(3,863)	(14,598)
Decrease in shares	(29,373)	(48,939)

The accompanying notes are an integral part of the financial statements.

(Unaudited)	19

Financial Highlights - Per share data (for a share outstanding throughout the period/year)

	Advisor Class Shares
CCM Core Impact Equity Fund	For the Six-Month Period Ended December 31, 2022 (Unaudited)		For the Fiscal Year Ended June 30, 2022	For the Fiscal Year Ended June 30, 2021		For the Fiscal Year Ended June 30, 2020		For the Fiscal Year Ended June 30, 2019		For the Fiscal Year Ended June 30, 2018
Net Asset Value, Beginning of Period/Year	$37.82		$50.38	$35.31		$34.22		$31.87		$ 27.86
Investment Operations: Net investment Income (loss)(a)	(0.06)		(0.35)	(0.50)		(0.34)		(0.30)		(0.24)
Net realized and unrealized gain (loss) on investments	0.24		(4.63)	15.86		2.10		2.65		4.25
Total from investment operations	0.18		(4.98)	15.36		1.76		2.35		4.01
Distributions from:
Net investment income	—		—	—		—		—		—
Net capital gains	(7.22)		(7.58)	(0.29)		(0.67)		—		—
Total distributions	(7.22)		(7.58)	(0.29)		(0.67)		—		—
Net Asset Value, End of Period/Year	$30.78		$37.82	$50.38		$35.31		$34.22		$ 31.87
Total return	0.41	%(b)	(12.90)%	43.65	%(1)	5.05	%(1)	7.37	%(1)	14.39	%(1)
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$44,335		$47,716	$59,786		$47,731		$53,292		$ 44,964
Ratio of expenses to average net assets Before fee waiver	2.04	%(c)	1.95%	2.03%		2.09%		2.48%		2.30%
After fee waiver	2.04	%(c)	1.95%	2.03%		2.09%		2.48%		2.30%
Ratio of net investment income to average net assets Before fee waiver	(0.31	)%(c)	(0.74)%	(1.14)%		(0.97)%		(0.99)%		(0.78)%
After fee waiver	(0.31	)%(c)	(0.74)%	(1.14)%		(0.97)%		(0.99)%		(0.78)%
Portfolio turnover rate	15	%(b)	47%	56%		69%		24%		119%

(a)	Based on the average daily number of shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(1)

Total investment return is based on the change in net asset value of a share during the year, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. As of September 30, 2018 the Fund no longer charges a sales charge.

The accompanying notes are an integral part of the financial statements.

20	Quaker Investment Trust

Financial Highlights - Per share data (for a share outstanding throughout the period/year)

	Institutional Class Shares
CCM Core Impact Equity Fund	For the Six-Month Period Ended December 31, 2022 (Unaudited)		For the Fiscal Year Ended June 30, 2022	For the Fiscal Year Ended June 30, 2021		For the Fiscal Year Ended June 30, 2020		For the Fiscal Year Ended June 30, 2019		For the Fiscal Year Ended June 30, 2018
Net Asset Value, Beginning of Period/Year	$40.44		$53.27	$37.23		$35.96		$33.40		$29.12
Investment Operations: Net investment Income (loss)(a)	(0.01)		(0.25)	(0.41)		(0.26)		(0.25)		(0.17)
Net realized and unrealized gain (loss) on investments	0.25		(5.00)	16.74		2.20		2.81		4.45
Total from investment operations	0.24		(5.25)	16.33		1.94		2.56		4.28
Distributions from:
Net investment income	—		—	—		—		—		—
Net capital gains	(7.22)		(7.58)	(0.29)		(0.67)		—		—
Total distributions	(7.22)		(7.58)	(0.29)		(0.67)		—		—
Net Asset Value, End of Period/Year	$33.46		$40.44	$53.27		$37.23		$35.96		$33.40
Total return	0.55	%(b)	(12.69)%	44.00	%(1)	5.31	%(1)	7.66	%(1)	14.70	%(1)
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$8,575		$9,123	$11,567		$8,606		$8,746		$9,039
Ratio of expenses to average net assets Before fee waiver	1.79	%(c)	1.70%	1.78%		1.84%		2.23%		2.05%
After fee waiver	1.79	%(c)	1.70%	1.78%		1.84%		2.23%		2.05%
Ratio of net investment income to average net assets Before fee waiver	(0.06	)%(c)	(0.49)%	(0.89)%		(0.72)%		(0.74)%		(0.53)%
After fee waiver	(0.06	)%(c)	(0.49)%	(0.89)%		(0.72)%		(0.74)%		(0.53)%
Portfolio turnover rate	15	%(b)	47%	56%		69%		24%		119%

(a)	Based on the average daily number of shares outstanding during the period.
(b)	Not annualized.
(c)	Annualized.
(1)	Total investment return is based on the change in net asset value of a share during the year, assumes reinvestment of dividends and distributions at net asset value.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	21

Financial Highlights - Per share data (for a share outstanding throughout the period/year)

	Advisor Class Shares
CCM Small/Mid-Cap Impact Value Fund	For the Six-Month Period Ended December 31, 2022 (Unaudited)		For the Fiscal Year Ended June 30, 2022		For the Fiscal Year Ended June 30, 2021		For the Fiscal Year Ended June 30, 2020		For the Fiscal Year Ended June 30, 2019		For the Fiscal Year Ended June 30, 2018
Net Asset Value, Beginning of Period/Year	$15.39		$16.88		$11.49		$17.65		$23.23		$24.13
Investment Operations: Net investment Income (loss)(a)	0.10		0.01		0.02		0.09		0.08		(0.23)
Net realized and unrealized gain (loss) on investments	0.21		(1.50)		5.55		(4.91)		0.12		3.03
Total from investment operations	0.31		(1.49)		5.57		(4.82)		0.20		2.80
Distributions from:
Net investment income	(0.13)		—		(0.18)		(0.34)		—		—
Net capital gains	—		—		—		(1.00)		(5.78)		(3.70)
Total distributions	(0.13)		—		(0.18)		(1.34)		(5.78)		(3.70)
Net Asset Value, End of Period/Year	$15.57		$15.39		$16.88		$11.49		$17.65		$23.23
Total return	1.98	%(c)	(8.83)%		48.79	%(1)	(30.04	)%(1)	3.17	%(1)	12.07	%(1)
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$5,194		$5,527		$6,639		$5,890		$9,176		$4,737
Ratio of expenses to average net assets Before fee waiver	2.47	%(b)(d)	2.43	%(b)	2.55	%(b)	2.38	%(b)	2.84	%(b)	2.44%
After fee waiver	1.56	%(b)(d)	1.55	%(b)	1.55	%(b)	1.55	%(b)	2.65	%(b)	2.44%
Ratio of net investment income to average net assets Before fee waiver	0.34	%(b)(d)	(0.82	)%(b)	(0.87	)%(b)	(0.28	)%(b)	0.28	%(b)	(0.99)%
After fee waiver	1.25	%(b)(d)	0.06	%(b)	0.13	%(b)	0.55	%(b)	0.47	%(b)	(0.99)%
Portfolio turnover rate	16	%(c)	49%		96%		117%		111%		122%

(a)	Based on the average daily number of shares outstanding during the period.
(b)

Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These reimbursed amounts would increase the net investment loss ratio or decrease the net investment income ratio and recovered amounts would decrease the net investment loss ratio or increase the net investment income ratio, as applicable, had such reductions or increases not occurred.

(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

22	Quaker Investment Trust

Financial Highlights - Per share data (for a share outstanding throughout the period/year)

(1)

Total investment return is based on the change in net asset value of a share during the year, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. As of September 30, 2018 the Fund no longer charges a sales charge.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	23

Financial Highlights - Per share data (for a share outstanding throughout the period/year)

	Institutional Class Shares
CCM Small/Mid-Cap Impact Value Fund	For the Six-Month Period Ended December 31, 2022 (Unaudited)		For the Fiscal Year Ended June 30, 2022		For the Fiscal Year Ended June 30, 2021		For the Fiscal Year Ended June 30, 2020		For the Fiscal Year Ended June 30, 2019		For the Fiscal Year Ended June 30, 2018
Net Asset Value, Beginning of Period/Year	$17.04		$18.63		$12.67		$19.36		$24.83		$25.49
Investment Operations: Net investment Income (loss)(a)	0.14		0.06		0.06		0.13		0.15		(0.19)
Net realized and unrealized gain (loss) on investments	0.22		(1.65)		6.12		(5.41)		0.16		3.23
Total from investment operations	0.36		(1.59)		6.18		(5.28)		0.31		3.04
Distributions from:
Net investment income	(0.13)		—		(0.22)		(0.41)		—		—
Net capital gains	—		—		—		(1.00)		(5.78)		(3.70)
Total distributions	(0.13)		—		(0.22)		(1.41)		(5.78)		(3.70)
Net Asset Value, End of Period/Year	$17.27		$17.04		$18.63		$12.67		$19.36		$ 24.83
Total return	2.11	%(c)	(8.53)%		49.10	%(1)	(29.89	)%(1)	3.47	%(1)	12.39	%(1)
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$11,315		$11,230		$12,552		$12,699		$10,811		$ 9,747
Ratio of expenses to average net assets Before fee waiver	2.22	%(b)(d)	2.18	%(b)	2.30	%(b)	2.13	%(b)	2.58	%(b)	2.19%
After fee waiver	1.31	%(b)(d)	1.30	%(b)	1.30	%(b)	1.30	%(b)	2.39	%(b)	2.19%
Ratio of net investment income to average net assets Before fee waiver	0.60	%(b)(d)	(0.57	)%(b)	(0.62	)%(b)	(0.03	)%(b)	0.53	%(b)	(0.74)%
After fee waiver	1.52	%(b)(d)	0.31	%(b)	0.38	%(b)	0.80	%(b)	0.72	%(b)	(0.74)%
Portfolio turnover rate	16	%(c)	49%		96%		117%		111%		122%

(a)	Based on the average daily number of shares outstanding during the period.
(b)

Expense waived or reimbursed reflect reductions to total expenses, as discussed in the notes to the financial statements. These reimbursed amounts would increase the net investment loss ratio or decrease the net investment income ratio and recovered amounts would decrease the net investment loss ratio or increase the net investment income ratio, as applicable, had such reductions or increases not occurred.

(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

24	Quaker Investment Trust

Financial Highlights - Per share data (for a share outstanding throughout the period/year)

(1)	Total investment return is based on the change in net asset value of a share during the year, assumes reinvestment of dividends and distributions at net asset value.

The accompanying notes are an integral part of the financial statements.

(Unaudited)	25

Notes to Financial Statements December 31, 2022

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Quaker Investment Trust (the “Trust”), a diversified, open-end management investment company, was originally organized as a Massachusetts business trust on October 24, 1990, and was reorganized as a Delaware statutory trust on September 30, 2018. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”). The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest for each of its series. Currently, the Trust offers two series: CCM Core Impact Equity Fund (“Core Impact Equity Fund”) and CCM Small/Mid-Cap Impact Value Fund (“Small/Mid-Cap Impact Value Fund”) (each a “Fund” and collectively, “Funds”). Both Funds are diversified. The investment objectives of each Fund are set forth below. Community Capital Management, LLC (“CCM” or “Adviser”) has managed the Funds since January 1, 2018.

Core Impact Equity Fund and Small/Mid-Cap Impact Value Fund commenced operations on November 25, 1996. The investment objective of these Funds is to seek long-term growth of capital. The investment objective of these Funds is non-fundamental in that this objective may be changed by the Board of Trustees (“Board” or “Trustees”) without shareholder approval.

The Funds offer two classes of shares: Advisor Class and Institutional Class. The Advisor Class shares are charged a distribution and service fee; and Institutional Class shares bear no distribution fee but have higher minimum investment thresholds. CCM has the ability to waive the minimum investment for Institutional Class shares at its discretion.

On February 1, 2019 the Trust amended and restated its Registration Statement to change each of the Funds’ performance reporting history. The inception date for each of the Fund’s performance reporting history is now January 1, 2018, the date CCM became the Adviser to the Funds.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.” The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation. The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are generally valued at the last quoted sales price at the time of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most

26	Quaker Investment Trust

recent bid price. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price.

Debt securities are valued by market bid quotation or independent pricing services which use bid prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Discounts or premiums on debt securities are amortized to income over their prospective lives, using the effective interest method.

The Funds may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six-month period ended December 31, 2022, there have been no significant changes to the Funds’ fair value methodologies.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon

(Unaudited)	27

as information is available to the Fund. Interest income is recognized on an accrual basis.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

Federal Income Taxes. It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “IRC”) applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Each Fund generally declares dividends at least annually, payable in December, on a date selected by the Board. In addition, distributions may be made annually in December out of net realized gains through October 31 of that calendar year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its fiscal year ending June 30. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Indemnifications. Under each Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnifications. Each Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

28	Quaker Investment Trust

Note 2 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, short sales, purchases to cover, options premiums paid and received, and futures, by each of the Funds for the six-month period ended December 31, 2022, were as follows:

Core Impact Equity Fund

Purchases:
U.S. Government	$–
Other	8,316,418
Sales and Maturities:
U.S. Government	$–
Other	10,957,183

Small/Mid-Cap Impact Value Fund

Purchases:
U.S. Government	$–
Other	3,021,610
Sales and Maturities:
U.S. Government	$–
Other	2,680,539

At December 31, 2022, the cost of securities for income purposes and the gross unrealized appreciation and depreciation of investments for tax purposes was a follows:

	CCM Core Impact Equity Fund	CCM Small/Mid-Cap Impact Value Fund
Cost of investments	$47,048,535	$16,280,319
Gross unrealized appreciation	9,583,316	1,813,407
Gross unrealized depreciation	(3,691,823)	(1,589,232)
Net appreciation (depreciation) on investments	$5,891,493	$224,175

The material book/tax difference are deferred losses from wash sales and partnership investments.

(Unaudited)	29

Note 3 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

Each Fund paid advisory fees shown in the table below for the six-month period ended December 31, 2022. Amounts paid and reimbursed are expressed as dollar amounts and annualized percentages of average net assets.

	Advisory Fees Paid	Percentage of Advisory Fees Paid	Advisory Fees Reimbursed	Percentage of Advisory Fees Reimbursed
Core Impact Equity Fund	$214,895	0.75%	N/A	N/A
Small/Mid-Cap Impact Value Fund	78,577	0.90	$79,903	0.90%

CCM contractually agreed to waive a portion of its management fee and/or assume expenses to the extent necessary to reduce the total operating expenses of Small/Mid-Cap Impact Value Fund (excluding 12b-1 fees, taxes, interest, acquired fund fees and expenses, short sale dividend and interest expense, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations litigation, conducting shareholder meetings, liquidations and other extraordinary expenses) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Small/Mid-Cap Impact Value Fund’s average daily net assets through October 28, 2023. Pursuant to this agreement, CCM is entitled to recoup any fees that it waived and/or the Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by CCM will not cause the Fund to exceed any applicable expense limitation that was in place when the fees were waived or expenses were paid. These waivers and reimbursements may be terminated at any time with respect to the Fund by the Board upon (60) days written notice to CCM without payment of any penalty and shall automatically terminate upon the termination of the Fund’s advisory contract with CCM.

At December 31, 2022, the unreimbursed amount paid and/or waived by the Adviser on behalf of Small/Mid-Cap Impact Value Fund that may be recovered is $637,293. The Adviser may recapture portions of the above amounts no later than the dates stated below:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2026
Small/Mid-Cap Impact Value Fund	$188,993	$193,610	$174,987	$79,703

30	Quaker Investment Trust

Foreside Fund Services, LLC (“Distributor”) serves as principal underwriter for the Trust. The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the 1940 Act for Advisor Class shares described below. There is no Rule 12b-1 distribution plan for Institutional Class shares of the Funds. The Advisor Class Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Advisor Class average net assets on a monthly basis to persons or institutions for performing certain servicing functions for the Advisor Class shareholders. The Advisor Class Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Fund’s shares, including personal services provided to prospective and existing shareholders. Effective September 30, 2018, the Class C shares were merged into the Advisor Class shares. For the six-month period ended December 31, 2022, Rule 12b-1 fees incurred are disclosed on the statements of operations for each Fund.

For the six-month period ended December 31, 2022, the Trust paid Little Consulting Group, LLC the following fees for Chief Compliance Officer (“CCO”) services:

Fund	Amount
Core Impact Equity Fund	$27,029
Small/Mid-Cap Impact Value Fund	9,267

The Funds have adopted a Shareholder Servicing Plan on behalf of each of the Funds pursuant to which each Fund’s Class of shares may pay financial institutions; securities dealers and other industry professionals (“Shareholder Servicing Agents”) at an annual rate not to exceed 0.20% of the average daily net assets value.

For the six-month period ended December 31, 2022, shareholder servicing fees incurred are:

Fund	Amount
Core Impact Equity Fund	$28,103
Small/Mid-Cap Impact Value Fund	6,957

Note 4 – DISTRIBUTIONS TO SHAREHOLDERS

Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the IRC for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or

(Unaudited)	31

credited to paid-in capital, and undistributed earnings, in the period that the differences arise.

The tax character of dividends declared for each fiscal year indicated was as follows:

Core Impact Equity Fund

	Fiscal Year Ended June 30, 2022	Fiscal Year Ended June 30, 2021
Distributions declared from:
Ordinary income	$388,242	$–
Long-term capital gain	9,889,939	431,565
Total Distributions	$10,278,181	$431,565

Small/Mid-Cap Impact Value Fund

	Fiscal Year Ended June 30, 2022	Fiscal Year Ended June 30, 2021
Distributions declared from:
Ordinary income	$–	$264,069
Long-term capital gain	–	–
Total Distributions	$–	$264,069

As of June 30, 2022, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	CCM Core Impact Equity Fund	CCM Small/Mid-Cap Impact Value Fund
Undistributed long-term capital gain	$10,184,745	$–
Capital loss carryforwards	–	(2,133,912)
Other temporary differences	(43)	–
Unrealized appreciation (depreciation), net	5,674,518	(112,986)
Distributable earnings (Accumulated losses), net	$15,859,220	$(2,246,898)

At June 30, 2022, the capital loss carryovers and late year losses outstanding for Small/Mid-Cap Impact Value Fund was as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$2,133,912	$–	$2,133,912

During the year ended June 30, 2022, the Small/Mid-Cap Impact Value Fund utilized $915,105 of capital loss carryforwards to offset capital gains.

32	Quaker Investment Trust

Note 5 – CONCENTRATION/RISK

Each Fund, in pursuing its investment objective, is subject to risks. The following is a summary of certain of the risks, and a more complete list can be found in the Fund’s most recent prospectus:

Impact/ESG Risk: The Adviser may select or exclude securities of certain companies for reasons other than performance and, as a result, the Fund may underperform other funds that do not use an impact/ESG screening process. Impact/ESG investing is qualitative and subjective by nature. There is no guarantee that impact/ESG criteria used by the Adviser will reflect beliefs or values of any particular investor.

Common Stock Risk: Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

Growth Risk: There is a risk that the Fund’s growth style may perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

Small-Cap and Mid-Cap Securities Risk: The Fund invests in companies with small market capitalizations. Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community, and may have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result, small-capitalization stock prices have greater volatility than large company securities.

Value Securities Risk: The Fund invests in companies that appear to be "undervalued" in the marketplace (i.e., trading at prices below the company's true worth). If the Adviser's perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

Foreign Securities Risk: Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

(Unaudited)	33

Management Risk: The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses, including tactical allocation strategies, in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Liquidity Risk: This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired time frame and/or at the desired price. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

Master Limited Partnership Risk: The Fund’s exposure to master limited partnerships (MLP) may subject the Fund to greater volatility than investments in traditional securities. The value of MLP and MLP based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

Real Estate Investment Trust Risk: The Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a REIT is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

Recent Market Events Risk: U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. As a result of this significant volatility, many of the risks discussed herein associated with an investment in the Fund may be increased.

Note 6 – INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their

34	Quaker Investment Trust

duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.

The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust, and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

Note 7 – SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

(Unaudited)	35

Approval of Advisory Agreement December 31, 2022 (Unaudited)

At a meeting held on September 9, 2022 (the “Meeting”) the Board of Trustees (the (“Board” or the “Trustees”) considered the continuation of the Investment Advisory Agreement between the Trust and Community Capital Management, LLC (the “Adviser” or “CCM”) (the “Advisory Agreement”). At the meeting, the Trustees who are not “interested persons” (as defined in the 1940 Act) reported to the full Board their considerations with respect to the Agreements, and the Board, including a majority of Independent Trustees considered and approved the renewal of the Agreement. The renewal of the Advisory Agreement is effective through September 2023.

In considering the continuation of the Advisory Agreement, the Independent Trustees reviewed and considered information provided by the Adviser at the Meeting and throughout the year at meetings of the Board and its committees. The Independent Trustees also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Adviser by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. The Independent Trustees reviewed and considered all of the factors they deemed relevant in approving the continuance of the Advisory Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of each Fund; (iii) the costs of the services provided and profits realized by the Adviser from the relationship with each Fund; (iv) the extent to which economies of scale and fall out benefits are realized as each Fund grows.

Following the Independent Trustees’ discussion, the Board, including a majority of the Independent Trustees, determined to approve the continuation of the Advisory Agreement as follows:

In approving the continuance of the Advisory Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Advisory Agreement is fair and reasonable and that the approval of such Agreement is in the best interests of the applicable Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary

36	Quaker Investment Trust

factors relevant to the Board’s determination.

Nature, Extent and Quality of Services. The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Adviser to the respective Fund and its shareholders. The Board reviewed and considered information that included, among other things, descriptions of the Adviser’s business, personnel, and operations, including the Adviser’s business continuity plan, the experience and responsibilities of the Adviser’s investment professionals, compensation of investment professionals; the services the Adviser provides to the Funds; the Adviser’s compliance program; and the monitoring of various service providers to the Funds.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Adviser to the respective Funds and their shareholders.

Fund Performance. The Board reviewed and considered the performance results of each Fund over the one- and three-year periods and since the Adviser began managing the Funds on January 1, 2018. Morningstar, Inc., an independent provider of investment company data, provided the Adviser with the relevant data comparing each Fund’s performance to that of its respective category peers. The Board also reviewed and considered the performance returns for each Fund in comparison to a broad-based performance index. The Board further reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year, including at the contract renewal meeting.

CCM Core Impact Equity Fund: The peer group for the Fund was the Morningstar Large Cap Blend Category (Institutional Class Shares) and the performance index for the Fund was the S&P 500 Fossil Fuel Free Index. The Board noted that the Fund had underperformed its category and index for the one-year period, underperformed the index for the 3-year period and the period since the Adviser had taken over responsibility for managing the Fund while outperforming its peer group for the 3-year period. The Board noted the volatile market conditions during the past year, the

(Unaudited)	37

impact of the global events, and the Adviser’s efforts to reduce Fund expenses. The Board took into account the peer group is not fossil free and, when compared to peers that have fossil free policies, the Fund’s one-year returns were in-line with its peers. The Board concluded that the Adviser’s efforts to improve the Fund’s performance were acceptable.

CCM Small/Mid-Cap Impact Value Fund: The peer group for the Fund was the Morningstar Small Value Category (Institutional Class Shares) and the performance indexes for the Fund were the Russell 2500 Value Total Return Index and the Russell 2500 Index. The Fund significantly outperformed the indexes and peer category for the one-year period. The Board noted the Fund has underperformed the indexes and peer category for the 3-year period and since the Adviser had taken over responsibility for managing the Fund. The Board noted that the Fund had experienced strong calendar year performance in 2019 and 2021, and though 2020 was a difficult year, the Fund had performed positively in the fourth quarter. The Board noted the Adviser’s decision to change portfolio managers in May 2021 which had led to the strong one-year performance of the Fund. The Board concluded that the Adviser’s efforts to improve the Fund’s performance were acceptable.

Comparative Fees and Expenses. The Board reviewed and considered information regarding each Fund’s actual total expense ratio and its various components, including, as applicable, management fees; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. Although the Board noted the Funds’ higher expenses relative to their Morningstar peer categories, the Board recognized the small asset base of each Fund impacted the ability to spread fixed costs across its respective shareholder base. The Board acknowledged the Adviser’s efforts to increase each Fund’s distribution channels and profile among financial intermediaries to seek to increase its asset base. The Board acknowledged the Adviser’s efforts to responsibly seek to reduce the Funds’ expenses by transitioning the Funds to a new fund accountant and transfer agent. The Board noted that the expense ratio for the CCM Core Impact Equity Fund

38	Quaker Investment Trust

had decreased from the prior year. The Board also acknowledged the Adviser’s implementation of a fee waiver agreement to reduce the CCM Smid-Cap Value Fund’s net expense ratio, which agreement the Adviser had agreed to contractually renew for another year. While intending to continuously monitor the fee structure of each Fund, the Board found the fee structure of each Fund to be acceptable in light of the services provided and the Adviser’s commitment to reducing expenses and growing the Funds.

Profitability and Fall-Out Benefits. The Board considered possible costs, profitability and any “fall out” or ancillary benefits that may accrue to the Adviser as a result of its proposed relationship with the Funds. The Board considered information provided by the Adviser about its profitability in managing each Fund. The information indicated that the Adviser had earned a pre-tax profit with respect to the CCM Core Impact Equity Fund and realized a significant pre-tax loss managing the CCM Smid-Cap Value Fund. The Board noted management’s expenditures in implementing systems and meeting additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements. Based on the size of the Funds and/or the waiver of fees and expenses, as well as the other profitability information provided to them, the Board did not believe that the level of profit, if any, being realized by the Adviser from services provided to the Funds was excessive. Moreover, based on the discussions with representatives of the Adviser and the relative size of the Funds, the Board concluded that there did not appear to be any significant fall-out benefits from managing the Funds.

Economies of Scale. The Board reviewed and considered the extent to which the Adviser may realize economies of scale, if any, as each Fund grows larger and whether each Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. The Board noted that the Adviser assumed management responsibility for both Funds effective January 1, 2018 and that, as of September 2022, the Funds’ combined assets were less than $100 million. The Board recognized that there would not likely be any economies of scale until each Fund’s assets grow to scale.

(Unaudited)	39

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Advisory Agreement for an additional one-year period.

40	Quaker Investment Trust

Liquidity Risk Management Program December 31, 2022 (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Trust has adopted and implemented a liquidity risk management program (the (“Program”). The Program seeks to promote effective liquidity risk management for the Trust and to protect the Funds’ shareholders from dilution of their interests. The Board has appointed the Adviser as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to the Adviser’s Investment Trading and Valuation Committee. The Chief Compliance Officer (CCO) of the Adviser and the Trust is required to provide an annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum (“HLIM”), if applicable and any material changes to the Program.

At the Trust’s September 2022 board meeting, the CCO reviewed the Program Administrator’s annual written assessment of the Funds’ liquidity risk management program. Reminding the Board that the purpose of the Program is to assess each Fund’s liquidity risk under both normal and reasonably foreseeable stressed market conditions. She explained that the Funds’ Program Administrator uses ICE Data Services, a third-party vendor, to provide portfolio investment classification services, and the Report noted that each of the Fund’s primarily held investments that were classified as highly liquid during the review period of July 1, 2021 until June 30, 2022. The Report noted that the Funds’ portfolios are expected to continue to hold highly liquid investments and be considered as “primarily highly liquid funds” (as defined in the Program) and can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a HLIM for the Funds and to adopt policies and procedures for responding to a HLIM shortfall. The Funds did not hold a significant portion of illiquid investments and the Funds were not required to file Form NLIQUID during the review period. The Report noted that no material changes had been made to the Program since the Board’s last approval of the Program.

The Program Administrator concluded that the Funds have been able to meet redemption needs in all market conditions during the review period without dilution to the Fund’s remaining investors. The Program Administrator determined that the Program is

(Unaudited)	41

Liquidity Risk Management Program December 31, 2022 (Unaudited)

adequately designed, is functioning effectively, and no adjustments were warranted.

42	Quaker Investment Trust

Additional Information December 31, 2022 (Unaudited)

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-888-272-0007 and (ii) on the Securities and Exchange Commission (the “SEC”) website at http://www.sec.gov.

Quarterly Filings

The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters or as an exhibit to its reports on Form N-PORT within 60 days after the end of the period. The Fund’s N-PORT (and its predecessor form, Form N-Q) reports are available on the SEC’s website at http://www.sec.gov.

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-888-272-0007.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 888-272-0007 ■ www.ccminvests.com

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Schedule of Investments is included in Semi-Annual Report to Stockholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Quaker Investment Trust

By (Signature and Title)	/s/ Alyssa Greenspan
Alyssa Greenspan
President/Principal Executive Officer
Date: March 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Alyssa Greenspan
Alyssa Greenspan
President/Principal Executive Officer
Date: March 9, 2023

By (Signature and Title)	/s/ James Malone
James Malone
Treasurer/Principal Financial Officer
Date: March 9, 2023